ORGANIZATION AND BUSINESS BACKGROUND (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF SUBSIDIARIES

AsiaFIN Holdings Corp. (“the Company”) was incorporated under the jurisdiction of Nevada on June 14, 2019. The Company, through its wholly owned subsidiaries, provides information technology services. Details of the Company’s subsidiaries and associate:

No.	Subsidiary Company Name	Domicile and Date of Incorporation	Particulars of Issued Capital	Principal Activities
1	AsiaFIN Holdings Corp.	Labuan on July 15, 2019	1 share of common stock	Investment holding company

2	AsiaFIN Holdings Limited	Hong Kong on July 5, 2019	1 share of common stock	Investment holding company

3	StarFIN Holdings Limited	British Virgin Islands on August 19, 2021	10,000 shares of common stock	Investment holding company

4	Insite MY Holdings Sdn Bhd (FKA StarFIN Asia Sdn Bhd)	Malaysia on May 24, 2018	11,400,102 shares of common stock	Investment holding company

5	OrangeFIN Academy Sdn Bhd (FKA Insite MY.Com Sdn Bhd)	Malaysia on February 2, 2000	100,000 shares of common stock	Provision of business system integration and management services
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6	Insite MY Systems Sdn Bhd	Malaysia on January 18, 2000	500,000 shares of common stock	Provision of information technology services

7	Insite MY Innovations Sdn Bhd	Malaysia on January 18, 2010	540,000 shares of common stock	Provision of information technology services

8	OrangeFIN Asia Sdn Bhd	Malaysia on January 25, 2018	50,000 shares of common stock	Provision of computer programming activities and services

9	TellUS Report Sdn Bhd	Malaysia on September 22, 2023	60 shares of common stock	Provision of information technology services

No.	Associate Company Name	Domicile and Date of Incorporation	Particulars of Issued Capital	Principal Activities
1	Murni StarFIN Sdn Bhd	Malaysia on September 9, 2022	100,000 shares of common stock	Provision of information technology services

2	KSP AsiaFIN Co., Ltd. (FKA KSP StarFIN Co., Ltd.)	Thailand on August 11, 2023	50,000 shares of common stock	Provision of information technology services

The table below sets forth details of the Company’s subsidiaries and associates:

No.	Subsidiary Company Name	Domicile and Date of Incorporation	Particulars of Issued Capital	Principal Activities
1	AsiaFIN Holdings Corp.	Labuan on July 15, 2019	1 share of common stock	Investment holding company

2	AsiaFIN Holdings Limited	Hong Kong on July 5, 2019	1 share of common stock	Investment holding company

3	StarFIN Holdings Limited	British Virgin Islands on August 19, 2021	10,000 shares of common stock	Investment holding company

4	Insite MY Holdings Sdn Bhd (FKA StarFIN Asia Sdn Bhd)	Malaysia on May 24, 2018	11,400,102 shares of common stock	Investment holding company

5	OrangeFIN Academy Sdn Bhd (FKA Insite MY.Com Sdn Bhd)	Malaysia on February 2, 2000	100,000 shares of common stock	Provision of business system integration and management services
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6	Insite MY Systems Sdn Bhd	Malaysia on January 18, 2000	500,000 shares of common stock	Provision of information technology services

7	Insite MY Innovations Sdn Bhd	Malaysia on January 18, 2010	540,000 shares of common stock	Provision of information technology services

8	OrangeFIN Asia Sdn Bhd	Malaysia on January 25, 2018	50,000 shares of common stock	Provision of computer programming activities and services

9	TellUS Report Sdn Bhd	Malaysia on September 22, 2023	60 shares of common stock	Provision of information technology services

No.	Associate Company Name	Domicile and Date of Incorporation	Particulars of Issued Capital	Principal Activities
1	Murni StarFIN Sdn Bhd	Malaysia on September 9, 2022	100,000 shares of common stock	Provision of information technology services

2	KSP AsiaFIN Co., Ltd. (FKA KSP StarFIN Co., Ltd.)	Thailand on August 11, 2023	50,000 shares of common stock	Provision of information technology services